Rotable spare parts, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Rotable Spare Parts Furniture And Equipment Net
Schedule of rotable spare parts, furniture and equipment, net

	Gross value				Accumulated depreciation				Net carrying value
	At December 31, 2024		At December 31, 2023		At December 31, 2024		At December 31, 2023		At December 31, 2024		At December 31, 2023
Leasehold improvements to flight equipment	US$	728,201	US$	579,349	US$	(482,233)	US$	(331,124)	US$	245,968	US$	248,225
Pre-delivery payments (1)		484,590		389,380		—		—		484,590		389,380
Flight equipment		408,830		202,355		(89,750)		(67,316)		319,080		135,039
Construction and improvements in process		14,242		27,135		—		—		14,242		27,135
Constructions and improvements		9,154		8,802		(7,839)		(7,310)		1,315		1,492
Office furniture and equipment		3,621		3,487		(2,428)		(2,156)		1,193		1,331
Workshop machinery and equipment		2,671		1,658		(822)		(622)		1,849		1,036
Motorized transport equipment platform		1,600		614		(681)		(475)		919		139
Computer equipment		1,186		1,193		(1,130)		(1,108)		56		85
Communications equipment		798		698		(489)		(443)		309		255
Electric power equipment		781		530		(409)		(345)		372		185
Workshop tools		660		660		(559)		(478)		101		182
Service carts on board		542		542		(466)		(416)		76		126
Total	US$	1,656,876	US$	1,216,403	US$	(586,806)	US$	(411,793)	US$	1,070,070	US$	804,610

Schedule of property plant and equipment

	Flight equipment		Constructions and improvements		Computer equipment		Office furniture and equipment		Electric power equipment		Workshop Tools		Motorized transport equipment platform		Communications equipment		Workshop machinery and equipment		Service carts on board		Allowance for obsolescence		Pre-delivery payments		Construction and improvements in process		Leasehold improvements to flight equipment		Total
Net balance as of December 31, 2022	US$	52,167	US$	746	US$	112	US$	1,094	US$	235	US$	9	US$	250	US$	185	US$	642	US$	84	US$	—	US$	185,455	US$	31,900	US$	205,892	US$	478,771
Additions		93,868		8		6		58		—		6		1		6		166		—		—		230,439		17,693		139,830		482,081
Disposals and transfers		(675)		—		—		—		—		—		—		(1)		—		—		—		(45,085)		(1,529)		(122)		(47,412)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		18,571		—		—		18,571
Other movements		—		1,231		43		432		—		224		48		111		361		90		—		—		(20,929)		18,389		—
Depreciation		(10,321)		(493)		(76)		(253)		(50)		(57)		(160)		(46)		(133)		(48)		—		—		—		(115,764)		(127,401)
As of December 31, 2023		135,039		1,492		85		1,331		185		182		139		255		1,036		126		—		389,380		27,135		248,225		804,610
Cost		202,355		8,802		1,193		3,487		530		660		614		698		1,658		542		—		389,380		27,135		579,349		1,216,403
Accumulated depreciation		(67,316)		(7,310)		(1,108)		(2,156)		(345)		(478)		(475)		(443)		(622)		(416)		—		—		—		(331,124)		(411,793)
Net balance as of December 31, 2023		135,039		1,492		85		1,331		185		182		139		255		1,036		126		—		389,380		27,135		248,225		804,610
Additions		207,075		—		2		7		251		—		985		—		964		—		—		235,287		11,183		129,354		585,108
Disposals and transfers		(367)		—		—		—		—		—		—		—		—		—		—		(159,993)		(3,938)		—		(164,298)
Borrowing costs, net[1]		—		—		—		—		—		—		—		—		—		—		—		19,916		—		—		19,916
Other movements		—		352		8		130		—		—		1		100		49		—		—		—		(20,138)		19,498		—
Depreciation		(22,667)		(529)		(39)		(275)		(64)		(81)		(206)		(46)		(200)		(50)		—		—		—		(151,109)		(175,266)
As of December 31, 2024		319,080		1,315		56		1,193		372		101		919		309		1,849		76		—		484,590		14,242		245,968		1,070,070
Cost		408,830		9,154		1,186		3,621		781		660		1,600		798		2,671		542		—		484,590		14,242		728,201		1,656,876
Accumulated depreciation		(89,750)		(7,839)		(1,130)		(2,428)		(409)		(559)		(681)		(489)		(822)		(466)		—		—		—		(482,233)		(586,806)
Net balance as of December 31, 2024	US$	319,080	US$	1,315	US$	56	US$	1,193	US$	372	US$	101	US$	919	US$	309	US$	1,849	US$	76	US$	—	US$	484,590	US$	14,242	US$	245,968	US$	1,070,070
(1)	During the years ended December 31, 2024 and 2023, the Company capitalized borrowing costs of US$35,107 and US$21,901, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of US$15,191 and US$3,330, respectively.